Guarantees, commitments and risks (Details 1) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Contingent Liabilities Explanatory [Abstract]
Commitments	€ 54,611	€ 14,498
Risks	673	691
Commitments And Risks	€ 55,284	€ 15,189